Equity Incentive Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary Of Transactions In Stock-Based Compensation Plans
A summary of transactions in our stock-based compensation plans for the nine months ended September 30, 2013 is as follows:

	Shares Available For Grant	RSUs		Stock Options		Restricted Stock
		Number Outstanding	Weighted- Average Grant Date Fair Value	Number Outstanding	Weighted- Average Exercise Price	Number Outstanding	Weighted- Average Grant Date Fair Value
Balance, January 1, 2013	14,643,932	2,351,362	$14.02	9,355,070	$6.90	116,000	$9.47
Granted	(924,312)	924,312	22.18	—	—	—	—
Exercised	—	—	—	(2,143,544)	6.37	—	—
Vested	—	(593,671)	15.04	—	—	(86,000)	9.54
Canceled	177,174	(97,254)	16.14	(79,920)	8.80	—	—
Balance, September 30, 2013	13,896,794	2,584,749	$16.63	7,131,606	$7.04	30,000	$9.30

A summary of transactions in our stock-based compensation plans is as follows:

	Shares Available For Grant	RSUs		Stock Options		Restricted Stock
		Number Outstanding	Weighted Average Grant Date Fair Value	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Grant Date Fair Value
Balance, January 1, 2010	7,285,606	—	$—	18,658,814	$4.41	404,000	$9.50
Granted	(3,423,066)	—	—	3,423,066	9.98	—	—
Exercised	—	—	—	(5,516,310)	2.53	—	—
Vested	—	—	—	—	—	(96,000)	9.51
Cancelled	417,640	—	—	(417,640)	8.06	—	—
Balance, December 31, 2010	4,280,180	—	$—	16,147,930	$6.14	308,000	$9.50
Granted	(1,643,348)	1,643,348	11.80	—	—	—	—
Shares Issued for Director Compensation	(31,166)	—	—	—	—	—	—
Exercised	—	—	—	(2,768,038)	4.31	—	—
Vested	—	(164,862)	11.84	—	—	(96,000)	9.51
Cancelled	346,704	(44,904)	11.77	(301,800)	8.44	—	—
Additional Shares Authorized	12,800,000	—	—	—	—	—	—
Balance, December 31, 2011	15,752,370	1,433,582	$11.80	13,078,092	$6.47	212,000	$9.49
Granted	(1,504,410)	1,504,410	15.86	—	—	—	—
Exercised	—	—	—	(3,446,472)	5.13	—	—
Vested	—	(467,208)	13.09	—	—	(96,000)	9.51
Cancelled	395,972	(119,422)	14.03	(276,550)	8.30	—	—
Balance, December 31, 2012	14,643,932	2,351,362	$14.02	9,355,070	$6.90	116,000	$9.47

Summary Of Expected to Vest RSUs, Options, and Restricted Shares
The following table summarizes information about expected to vest RSUs and restricted stock, and vested and expected to vest options at December 31, 2012:

	Shares	Weighted Average Remaining Contractual Life (Yrs)	Intrinsic Value (in thousands)	Weighted Average Exercise Price
RSUs	2,319,877	3.5	$48,949	$—
Stock options	9,079,684	5.0	129,421	6.85
Restricted stock	116,000	0.6	2,448	—

Summary Of Oustanding And Exercisable Stock Options
The following table summarizes information about outstanding and exercisable stock options at December 31, 2012:

	Outstanding			Exercisable
Range of Exercise Prices	Shares	Weighted Average Remaining Contractual Life (Yrs)	Weighted Average Exercise Price	Shares	Weighted Average Remaining Contractual Life (Yrs)	Weighted Average Exercise Price
$1.50 - $3.50	1,357,538	1.6	$2.11	1,357,538	1.6	$2.11
$3.51 - $5.50	1,676,760	3.5	4.85	1,676,760	3.5	4.85
$5.51 - $7.50	2,193,800	6.0	5.98	1,448,330	6.0	5.98
$7.51 - $9.50	215,666	6.1	9.21	160,733	5.8	9.25
$9.51 +	3,911,306	6.3	9.84	2,253,124	6.0	9.78
	9,355,070	5.0	$6.90	6,896,485	4.5	$6.26

Summary Of Weighted Average Assumptions Used To Compute The Fair Value Of Stock Options
The following table summarizes the weighted average assumptions used to compute the fair value of stock option grants:

Year Ended December 31,
2010
Expected life (in years)	6.4
Risk-free interest rate	3.17%
Volatility	43.9%
Dividend yield	0%
Weighted average fair value of options granted	$4.77

Schedule Of Pre-Tax Stock-Based Compensation Expense
The components of pre-tax stock-based compensation expense are as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
RSUs	$4,559	$2,048	$12,674	$6,131
Stock options	1,124	1,720	3,457	5,162
Restricted stock	47	230	161	683
Total stock-based compensation expense	$5,730	$3,998	$16,292	$11,976

The components of pre-tax stock-based compensation expense are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
RSUs	$8,411	$3,666	$—
Stock options	6,310	8,129	8,771
Restricted stock	913	913	913
Stock issued to non-employee directors	—	399	290
Total stock-based compensation expense	$15,634	$13,107	$9,974

Schedule Of Stock-Based Compensation Expense Included In Statements Of Income
The following table sets forth the classification of total stock-based compensation expense included in our Unaudited Consolidated Condensed Statements of Income (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Cost of goods sold	$98	$99	$294	$298
Facility and warehouse expenses	687	648	2,058	1,951
Selling, general and administrative expenses	4,945	3,251	13,940	9,727
	5,730	3,998	16,292	11,976
Income tax benefit	(2,235)	(1,559)	(6,354)	(4,671)
Total stock-based compensation expense, net of tax	$3,495	$2,439	$9,938	$7,305

The following table sets forth the classification of total stock-based compensation expense included in our Consolidated Statements of Income (in thousands):

	Year Ended December 31,
	2012	2011	2010
Cost of goods sold	$376	$327	$278
Facility and warehouse expenses	2,465	2,391	2,069
Selling, general and administrative expenses	12,793	10,389	7,627
	15,634	13,107	9,974
Income tax benefit	(6,097)	(5,059)	(3,920)
Total stock-based compensation expense, net of tax	$9,537	$8,048	$6,054

Schedule Of Stock-Based Compensation Expense Expected To Be Recognized
As of September 30, 2013, unrecognized compensation expense related to unvested RSUs, stock options and restricted stock is expected to be recognized as follows (in thousands):

	RSUs	Stock Options	Restricted Stock	Total
Remainder of 2013	$4,459	$1,123	$47	$5,629
2014	12,829	3,007	139	15,975
2015	9,421	75	—	9,496
2016	5,673	—	—	5,673
2017	2,575	—	—	2,575
2018	96	—	—	96
Total unrecognized compensation expense	$35,053	$4,205	$186	$39,444

As of December 31, 2012, unrecognized compensation expense related to unvested RSUs, stock options and restricted stock is expected to be recognized as follows (in thousands):

	RSUs	Stock Options	Restricted Stock	Total
2013	$8,254	$4,580	$208	$13,042
2014	7,897	3,007	139	11,043
2015	7,861	75	—	7,936
2016	4,394	—	—	4,394
2017	141	—	—	141
Total unrecognized compensation expense	$28,547	$7,662	$347	$36,556